Document and Entity Information	Jul. 17, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	FEDEX CORP
Amendment Flag	true
Entity Central Index Key	0001048911
Document Type	8-K/A
Document Period End Date	Jul. 17, 2025
Entity File Number	1-15829
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	62-1721435
Entity Address, Address Line One	942 South Shady Grove Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38120
City Area Code	(901)
Local Phone Number	818-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously reported, Sriram Krishnasamy stepped down as Executive Vice President — Chief Digital and Information Officer and Chief Transformation Officer of FedEx Corporation (“FedEx” or “the Company”) effective July 17, 2025. The Company and Mr. Krishnasamy mutually agreed to the decision following the successful completion of several key initiatives led by Mr. Krishnasamy, including the achievement of FedEx’s $4 billion DRIVE structural cost reduction target at the end of fiscal 2025. He also established the foundations of the Company’s digital transformation with FedEx Dataworks and implemented DRIVE, which remains core to the Company’s transformation.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	FDX
Security Exchange Name	NYSE
M 1.625 Notes Due 20276 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	FDX 27
Security Exchange Name	NYSE
M 0.450 Notes Due 20291 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2029
Trading Symbol	FDX 29A
Security Exchange Name	NYSE
M 1.300 Notes Due 20312 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Notes due 2031
Trading Symbol	FDX 31
Security Exchange Name	NYSE
M 3.500 Notes Due 20323 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Notes due 2032
Trading Symbol	FDX 32
Security Exchange Name	NYSE
M 0.950 Notes Due 20334 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.950% Notes due 2033
Trading Symbol	FDX 33
Security Exchange Name	NYSE
M 4.125 Notes Due 20375 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Notes due 2037
Trading Symbol	FDX 37
Security Exchange Name	NYSE